Average Annual Total Returns{- Fidelity® Series Short-Term Credit Fund} - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-06 - Fidelity® Series Short-Term Credit Fund	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Past 1 year	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Since Inception		IX139 Past 1 year	IX139 Since Inception
Total	5.07%	2.05%	[1]	3.90%	1.26%	[1]	2.99%	1.22%	[1]	5.01%	2.22%	[1]

[1]	(a)From March 27, 2015